Shareholder’s loan	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Shareholder’s loan

4. SHAREHOLDER’S LOAN

Opening balance	302,000	-
Advances received during the period	169,645	405,000
Finance cost accrued	44,394	12,000
Repayments during the year	-	(115,000)
Total shareholder’s loan	516,039	302,000

The carrying value of the shareholders’ loan equals its fair value due to the short-term nature thereof.

The loan bears interest at prime plus 2%, is unsecured and is repayable on demand.